UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8382

DWS Strategic Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Strategic Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 50.6%
Consumer Discretionary 13.8%
AAC Group Holding Corp., 144A, 12.75%, 10/1/2012 (PIK) (b)	40,000	40,800
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	80,000	73,600
AMC Entertainment, Inc., 8.0%, 3/1/2014	125,000	116,875
Aztar Corp., 7.875%, 6/15/2014 (b)	170,000	183,600
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009	30,000	31,988
Caesars Entertainment, Inc., 8.875%, 9/15/2008	55,000	57,681
Charter Communications Holdings LLC:
8.625%, 4/1/2009 (b)	10,000	9,125
9.625%, 11/15/2009	10,000	9,100
10.25%, 9/15/2010	245,000	248,062
Series B, 10.25%, 9/15/2010	75,000	75,750
11.0%, 10/1/2015	232,000	205,900
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	60,000	45,450
CSC Holdings, Inc.:
7.25%, 7/15/2008	45,000	45,506
7.875%, 12/15/2007	130,000	132,437
Series B, 8.125%, 7/15/2009	15,000	15,506
Series B, 8.125%, 8/15/2009	15,000	15,488
Denny’s Corp. Holdings, Inc., 10.0%, 10/1/2012	15,000	15,113
Dex Media East LLC/Financial, 12.125%, 11/15/2012	418,000	466,070
EchoStar DBS Corp.:
6.625%, 10/1/2014	40,000	38,450
144A, 7.125%, 2/1/2016	55,000	53,556
Foot Locker, Inc., 8.5%, 1/15/2022	15,000	13,950
Ford Motor Co., 7.45%, 7/16/2031 (b)	50,000	39,250
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	250,000	230,000
General Motors Corp., 8.375%, 7/15/2033 (b)	115,000	96,313
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	280,000	308,000
Gregg Appliances, Inc., 9.0%, 2/1/2013	30,000	27,075
Hertz Corp.:
144A, 8.875%, 1/1/2014	115,000	119,313
144A, 10.5%, 1/1/2016 (b)	25,000	26,938
ION Media Networks, Inc., 144A, 11.757% **, 1/15/2013	50,000	50,375
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	160,000	152,000
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	85,000	84,894
Lear Corp.:
Series B, 5.75%, 8/1/2014	10,000	8,050
Series B, 8.11%, 5/15/2009 (b)	105,000	101,325
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	10,000	9,394
8.25%, 2/1/2030 (b)	60,000	59,697
8.5%, 7/15/2029 (b)	80,000	80,972
Linens ‘n Things, Inc., 144A, 11.132% **, 1/15/2014 (b)	50,000	46,625
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	40,000	40,000
11.0%, 6/15/2012 (b)	15,000	13,800
MGM MIRAGE:
8.375%, 2/1/2011 (b)	45,000	46,294
9.75%, 6/1/2007	75,000	76,875
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	80,000	84,100
NCL Corp., 10.625%, 7/15/2014	15,000	14,419

Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		130,000	105,300
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		190,000	199,500
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		25,000	26,438
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		295,000	309,012
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		50,000	48,500
10.78% **, 5/15/2010		130,000	133,900
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		290,000	303,412
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		195,000	203,531
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		110,000	104,500
Six Flags, Inc.:
8.875%, 2/1/2010 (b)		15,000	14,325
9.75%, 4/15/2013 (b)		140,000	126,700
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		50,000	47,063
Toys “R” Us, Inc., 7.375%, 10/15/2018		25,000	17,500
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		280,000	270,900
TRW Automotive, Inc.:
11.0%, 2/15/2013		215,000	233,812
11.75%, 2/15/2013	EUR	40,000	58,292
United Auto Group, Inc., 9.625%, 3/15/2012		200,000	210,500
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		35,000	35,963
XM Satellite Radio, Inc., 144A, 9.75%, 5/1/2014 (b)		205,000	192,700
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		299,000	254,150

			6,505,714
Consumer Staples 1.7%
Birds Eye Foods, Inc., 11.875%, 11/1/2008		97,000	97,727
Del Laboratories, Inc., 8.0%, 2/1/2012		40,000	34,000
Delhaize America, Inc.:
8.05%, 4/15/2027		15,000	15,763
9.0%, 4/15/2031		220,000	257,393
Harry & David Holdings, Inc., 10.231% **, 3/1/2012		50,000	47,750
North Atlantic Trading Co., 9.25%, 3/1/2012		105,000	86,625
Swift & Co.:
10.125%, 10/1/2009		25,000	25,250
12.5%, 1/1/2010 (b)		15,000	15,188
Viskase Co., Inc., 11.5%, 6/15/2011		235,000	242,050

			821,746
Energy 4.9%
Belden & Blake Corp., 8.75%, 7/15/2012		205,000	210,125
Chaparral Energy, Inc., 8.5%, 12/1/2015		110,000	110,825
Chesapeake Energy Corp.:
6.25%, 1/15/2018		50,000	46,125
6.875%, 1/15/2016 (b)		150,000	145,500
7.75%, 1/15/2015		20,000	20,400
Delta Petroleum Corp., 7.0%, 4/1/2015		125,000	118,125
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		130,000	114,725
144A, 8.375%, 5/1/2016 (b)		100,000	98,500
El Paso Production Holding Corp., 7.75%, 6/1/2013		85,000	86,275
Encore Acquisition Co., 6.0%, 7/15/2015		20,000	18,550
Frontier Oil Corp., 6.625%, 10/1/2011		35,000	35,000
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007		130,000	130,000
Plains Exploration & Production Co.:
7.125%, 6/15/2014		75,000	76,875
Series B, 8.75%, 7/1/2012		70,000	73,500
Quicksilver Resources, Inc., 7.125%, 4/1/2016		30,000	28,650
Southern Natural Gas, 8.875%, 3/15/2010		185,000	194,074
Stone Energy Corp.:
6.75%, 12/15/2014		165,000	159,225
144A, 8.24% **, 7/15/2010		140,000	138,600

Transmeridian Exploration, Inc., 12.0%, 12/15/2010	65,000	65,325
Williams Companies, Inc.:
8.125%, 3/15/2012	295,000	311,225
8.75%, 3/15/2032	135,000	145,462

		2,327,086
Financials 6.4%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	65,000	71,013
Ashton Woods USA LLC, 9.5%, 10/1/2015	125,000	108,438
E*TRADE Financial Corp.:
7.375%, 9/15/2013	45,000	45,450
7.875%, 12/1/2015	35,000	36,400
8.0%, 6/15/2011	70,000	72,625
Ford Motor Credit Co.:
7.25%, 10/25/2011	310,000	296,266
7.375%, 10/28/2009	595,000	583,582
7.875%, 6/15/2010	150,000	147,423
General Motors Acceptance Corp.:
6.875%, 9/15/2011	655,000	645,096
8.0%, 11/1/2031	289,000	292,089
iPayment, Inc., 144A, 9.75%, 5/15/2014	40,000	40,500
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	145,000	151,525
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	175,000	191,625
TIG Holdings, Inc., 144A, 8.597%, 1/15/2027	135,000	99,900
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	70,000	66,850
Universal City Development, 11.75%, 4/1/2010	175,000	189,437

		3,038,219
Health Care 0.9%
HCA, Inc., 6.5%, 2/15/2016 (b)	80,000	63,000
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	100,000	102,250
144A, 11.418% **, 6/15/2014 (b)	15,000	15,413
Tenet Healthcare Corp., 9.25%, 2/1/2015	270,000	254,475

		435,138
Industrials 5.3%
Allied Security Escrow Corp., 11.375%, 7/15/2011	70,000	69,125
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	162,000	173,340
American Color Graphics, 10.0%, 6/15/2010	75,000	52,688
Browning-Ferris Industries:
7.4%, 9/15/2035	130,000	114,725
9.25%, 5/1/2021	70,000	72,275
Case New Holland, Inc., 9.25%, 8/1/2011	180,000	190,800
Cenveo Corp., 7.875%, 12/1/2013	140,000	132,300
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	140,000	137,550
Congoleum Corp., 8.625%, 8/1/2008 *	100,000	99,000
DRS Technologies, Inc., 7.625%, 2/1/2018	60,000	60,000
Education Management LLC, 144A, 8.75%, 6/1/2014	40,000	39,600
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	30,000	30,675
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	135,000	117,113
8.875%, 4/1/2012 (b)	150,000	144,750
Kansas City Southern:
7.5%, 6/15/2009	30,000	29,850
9.5%, 10/1/2008	225,000	233,437
Kinetek, Inc., Series D, 10.75%, 11/15/2006 (b)	195,000	192,806
Millennium America, Inc., 9.25%, 6/15/2008	65,000	66,463
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	55,000	55,825
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	15,000	16,706
Scranton Products, Inc.:
10.5%, 7/1/2013	135,000	139,387

12.39% **, 7/1/2012	50,000	51,500
Ship Finance International Ltd., 8.5%, 12/15/2013	40,000	38,300
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	125,000	133,750
Xerox Corp., 6.4%, 3/15/2016	85,000	84,158

		2,476,123
Information Technology 2.3%
L-3 Communications Corp.:
5.875%, 1/15/2015	170,000	160,650
Series B, 6.375%, 10/15/2015	60,000	57,750
Lucent Technologies, Inc., 6.45%, 3/15/2029	300,000	255,750
Sanmina-SCI Corp., 8.125%, 3/1/2016	110,000	107,250
SunGard Data Systems, Inc., 10.25%, 8/15/2015	140,000	142,975
UGS Corp., 10.0%, 6/1/2012	130,000	139,750
Unisys Corp., 7.875%, 4/1/2008	230,000	229,713

		1,093,838
Materials 7.2%
ARCO Chemical Co., 9.8%, 2/1/2020	380,000	434,150
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	40,000	21,800
Chemtura Corp., 6.875%, 6/1/2016	75,000	72,562
Constar International, Inc., 11.0%, 12/1/2012 (b)	20,000	16,800
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	35,000	28,350
Dayton Superior Corp.:
10.75%, 9/15/2008	25,000	26,125
13.0%, 6/15/2009	45,000	42,300
Equistar Chemical Funding, 10.625%, 5/1/2011	95,000	102,125
Exopac Holding Corp., 144A, 11.25%, 2/1/2014 (b)	130,000	130,650
GEO Specialty Chemicals, Inc., 144A, 13.998% **, 12/31/2009	248,000	204,600
Greif, Inc., 8.875%, 8/1/2012	70,000	73,500
Hexcel Corp., 6.75%, 2/1/2015	115,000	108,387
Huntsman LLC, 11.625%, 10/15/2010	201,000	223,110
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	55,000	56,788
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	90,000	66,375
Lyondell Chemical Co., 10.5%, 6/1/2013	25,000	27,500
Massey Energy Co.:
6.625%, 11/15/2010	225,000	221,625
6.875%, 12/15/2013	55,000	51,013
Mosaic Global Holdings, Inc., 10.875%, 8/1/2013	267,000	299,040
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	196,000	172,480
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	246,000	265,680
144A, 13.0%, 9/30/2013	74,730	75,104
OM Group, Inc., 9.25%, 12/15/2011 (b)	55,000	57,200
Omnova Solutions, Inc., 11.25%, 6/1/2010	220,000	233,200
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	144,528	2,168
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Radnor Holdings Corp., 11.0%, 3/15/2010 *	20,000	4,800
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	36,000	38,610
TriMas Corp., 9.875%, 6/15/2012	105,000	99,487
United States Steel Corp., 9.75%, 5/15/2010	136,000	144,500
Witco Corp., 6.875%, 2/1/2026	35,000	31,150
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	70,000	63,000

		3,394,190
Telecommunication Services 2.8%
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	60,000	59,850
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	180,000	182,925
8.375%, 1/15/2014 (b)	125,000	125,469
Dobson Cellular Systems, Inc., 9.875%, 11/1/2012	60,000	64,050
Dobson Communications Corp., 8.875%, 10/1/2013	60,000	59,250

Insight Midwest LP, 9.75%, 10/1/2009	45,000	45,787
Intelsat Corp., 144A, 9.0%, 6/15/2016	30,000	30,450
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	340,000	349,839
Qwest Corp., 7.25%, 9/15/2025	115,000	109,969
Rural Cellular Corp., 9.875%, 2/1/2010	70,000	72,275
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	45,000	40,500
Ubiquitel Operating Co., 9.875%, 3/1/2011	55,000	59,812
US Unwired, Inc., Series B, 10.0%, 6/15/2012	90,000	99,000

		1,299,176
Utilities 5.3%
AES Corp., 144A, 8.75%, 5/15/2013	475,000	510,031
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	305,000	329,400
CMS Energy Corp., 8.5%, 4/15/2011 (b)	265,000	284,213
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,000
Mirant North America LLC, 7.375%, 12/31/2013	30,000	29,700
Mission Energy Holding Co., 13.5%, 7/15/2008	395,000	441,906
NRG Energy, Inc.:
7.25%, 2/1/2014	125,000	123,438
7.375%, 2/1/2016	260,000	256,100
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	330,000	356,400
Sierra Pacific Resources:
6.75%, 8/15/2017 (b)	90,000	88,624
8.625%, 3/15/2014	50,000	53,745

		2,503,557

Total Corporate Bonds (Cost $24,533,646)		23,894,787
Foreign Bonds - US$ Denominated 60.3%
Consumer Discretionary 1.0%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	225,000	243,000
Shaw Communications, Inc., 8.25%, 4/11/2010	50,000	52,563
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	203,000	174,580
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	20,000	20,200

		490,343
Energy 4.0%
OAO Gazprom, 144A, 9.625%, 3/1/2013	170,000	200,813
Pemex Project Funding Master Trust:
8.0%, 11/15/2011	550,000	599,500
9.5%, 9/15/2027	665,000	864,500
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	145,000	172,277
Secunda International Ltd., 13.507% **, 9/1/2012	70,000	73,150

		1,910,240
Financials 1.2%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	300,000	344,250
Doral Financial Corp., 6.33% **, 7/20/2007	175,000	163,532
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	30,000	26,175
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	45,000	35,775

		569,732
Health Care 0.4%
Biovail Corp., 7.875%, 4/1/2010	180,000	179,550
Industrials 1.0%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012 (b)	100,000	105,875
10.25%, 6/15/2007	225,000	229,500
12.5%, 6/15/2012	80,000	88,800
Stena AB, 9.625%, 12/1/2012	30,000	31,950

		456,125

Materials 1.4%
Cascades, Inc., 7.25%, 2/15/2013	151,000	142,695
ISPAT Inland ULC, 9.75%, 4/1/2014	148,000	166,352
Novelis, Inc., 144A, 8.25%, 2/15/2015	190,000	180,500
Rhodia SA:
8.875%, 6/1/2011	49,000	50,103
10.25%, 6/1/2010 (b)	50,000	54,875
Tembec Industries, Inc., 8.625%, 6/30/2009	100,000	54,750

		649,275
Sovereign Bonds 48.4%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	1,000,000	1,284,880
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020	750,000	744,375
Dominican Republic:
144A, 8.625%, 4/20/2027 (b)	115,000	120,750
Series REG S, 9.5%, 9/27/2011	321,713	344,636
Federative Republic of Brazil:
8.75%, 2/4/2025	170,000	202,045
8.875%, 10/14/2019 (b)	410,000	485,235
11.0%, 1/11/2012	500,000	611,000
11.0%, 8/17/2040 (b)	1,045,000	1,365,292
14.5%, 10/15/2009	630,000	790,650
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	460,000	490,682
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	605,000	263,175
5.59% **, 8/3/2012 (PIK)	1,420,000	992,820
Republic of Colombia:
8.25%, 12/22/2014 (b)	80,000	88,000
10.0%, 1/23/2012	360,000	419,040
10.75%, 1/15/2013	200,000	244,400
Republic of Ecuador, Series REG S, 10.0%, 8/15/2030	315,000	314,055
Republic of El Salvador, 144A, 7.65%, 6/15/2035	605,000	633,737
Republic of Indonesia, 144A, 6.875%, 3/9/2017	625,000	631,250
Republic of Pakistan, 144A, 7.875%, 3/31/2036	410,000	388,475
Republic of Panama:
7.125%, 1/29/2026 (b)	407,000	417,582
9.375%, 1/16/2023	665,000	824,600
Republic of Peru, 7.35%, 7/21/2025 (b)	1,475,000	1,556,125
Republic of Philippines:
7.75%, 1/14/2031	115,000	118,594
8.0%, 1/15/2016	710,000	765,912
8.375%, 2/15/2011	175,000	187,906
9.375%, 1/18/2017	325,000	379,438
Republic of Turkey:
7.25%, 3/15/2015	75,000	76,219
7.375%, 2/5/2025	585,000	583,537
11.75%, 6/15/2010	1,175,000	1,374,750
Republic of Uruguay:
7.625%, 3/21/2036 (b)	120,000	119,400
8.0%, 11/18/2022	385,000	403,288
9.25%, 5/17/2017	415,000	482,438
Republic of Venezuela:
7.65%, 4/21/2025	100,000	106,850
9.375%, 1/13/2034	480,000	604,800
10.75%, 9/19/2013	985,000	1,206,625
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	1,665,000	1,852,978
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011	490,000	436,982
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016	525,000	544,687
United Mexican States:

5.625%, 1/15/2017 (b)		170,000	167,620
8.3%, 8/15/2031		165,000	207,323

			22,832,151
Telecommunication Services 2.0%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		150,000	123,000
Embratel, Series B, 11.0%, 12/15/2008 (b)		19,000	20,900
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		20,000	17,200
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016		70,000	72,537
Intelsat Ltd., 5.25%, 11/1/2008		75,000	71,438
Millicom International Cellular SA, 10.0%, 12/1/2013		40,000	42,900
Mobifon Holdings BV, 12.5%, 7/31/2010		181,000	202,946
Nortel Networks Ltd.:
144A, 9.73% **, 7/15/2011		150,000	151,500
144A, 10.125%, 7/15/2013		70,000	71,050
144A, 10.75%, 7/15/2016		55,000	56,925
Stratos Global Corp., 144A, 9.875%, 2/15/2013		125,000	102,500

			932,896
Utilities 0.9%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011 (b)		425,000	433,075

Total Foreign Bonds - US$ Denominated (Cost $27,456,257)			28,453,387
Foreign Bonds - Non US$ Denominated 4.9%
Consumer Discretionary 0.1%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	50,000	57,667
Energy 0.1%
Pemex Project Funding Master Trust, Series REG S, 6.375%, 8/5/2016	EUR	40,000	56,627
Financials 0.1%
Ono Finance II, 144A, 8.0%, 5/16/2014	EUR	50,000	60,694
Sovereign Bonds 4.6%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	375,000	172,818
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	2,070,000	567,491
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	140,000	170,357
Republic of Argentina:
5.83%, 12/31/2033 (PIK)	ARS	481	195
7.82%, 12/31/2033 (PIK)	EUR	1,006,439	1,244,270

			2,155,131

Total Foreign Bonds - Non US$ Denominated (Cost $2,269,863)			2,330,119
		Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc. * (Cost $19,452)		1,741	870
Preferred Stocks 0.1%
Xerox Capital Trust I, 8.0% (Cost $31,275)		30,000	30,787
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc. : 144A, 9.75%, (PIK)		2	14,100
Series AI, 144A, 9.75% (PIK)		5	35,250

Total Convertible Preferred Stocks (Cost $49,100)			49,350
		Principal Amount ($)(a)	Value ($)

Loan Participation 0.4%

Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125%, 6.222% **, 3/4/2010 (Cost $175,993)	182,000	182,000
	Units	Value ($)

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	95,000	76,475
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	145,000	108,750

Total Other Investments (Cost $187,618)		185,225
	Shares	Value ($)
Securities Lending Collateral 12.3%
Daily Assets Fund Institutional, 5.28% (c) (d) (Cost $5,837,460)	5,837,460	5,837,460
Cash Equivalents 8.8%
Cash Management QP Trust, 5.33% (e) (Cost $4,141,266)	4,141,266	4,141,266
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,701,930)	137.9	65,105,251
Other Assets and Liabilities, Net	(10.6)	(5,014,013)
Notes Payable	(27.3)	(12,870,000)

Net Assets	100.0	47,221,238

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

			Principal
Security	Coupon	Maturity Date	Amount ($)	Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.63%	8/1/2008	100,000	86,244	99,000
Group Iusacell SA de CV	10.00%	7/15/2004	20,000	14,031	17,200
Oxford Automotive, Inc.	12.00%	10/15/2010	144,528	14,805	2,168
Radnor Holdings Corp.	11.0%	3/15/2010	20,000	18,294	4,800
				$133,374	$123,168

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2006 amounted to $5,742,870 which is 12.2% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

At August 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	57,632	EUR	45,230	9/15/2006	368
USD	53,950	EUR	42,484	9/15/2006	528
USD	55,200	EUR	43,748	9/15/2006	900
EUR	5,041	USD	6,531	9/15/2006	67
EUR	209,094	USD	270,056	9/15/2006	1,926
EUR	276,069	USD	356,556	9/15/2006	2,543
EUR	50,061	USD	64,972	12/13/2006	458
USD	148,333	IDR	1,401,750,000	9/15/2006	5,756
Total unrealized appreciation					12,546

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	407,345	USD	516,768	9/22/2006	(5,812)
EUR	129,783	USD	164,111	9/22/2006	(2,387)
EUR	367,769	USD	470,689	9/22/2006	(1,119)
Total unrealized depreciation					(9,318)

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah
BRL	Brazilian Real	MYR	Malaysian Ringgitt
EUR	Euro	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006